Long term incentive Programs and mangement remuneration (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-Term Incentive Programs and Management remuneration
Beginning balance	295,334	60,791
Shares granted	2,300,000	240,000
Shares delivered	(144,485)	(5,457)
Ending Balance	2,450,849	295,334